Average Annual Total Returns (Vanguard Market Neutral Fund)	12 Months Ended
Dec. 31, 2011
Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.80%
Five Years	(0.43%)
Ten Years	2.40%
Inception Date	Nov. 11, 1998
Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.94%
Five Years	(0.31%)
Ten Years	2.61%
Inception Date	Oct. 19, 1998
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.80%
Five Years	(1.11%)
Ten Years	1.85%
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.94%
Five Years	(1.01%)
Ten Years	2.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.07%
Five Years	(0.61%)
Ten Years	1.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.16%
Five Years	(0.51%)
Ten Years	2.00%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.62%)
Five Years	0.31%
Ten Years	2.30%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.62%)
Five Years	0.31%
Ten Years	2.30%